Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	9,057	8,479
Fair Value	9,780	9,957
$500 Million of MTN Series 19 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	506	512
Fair Value	506	512
$250 Million of MTN Series 21 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	256	257
Fair Value	256	257
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	8,295	7,710
Fair Value	9,018	9,188